Note 4 - Discontinued Operation (Details Textual)	1 Months Ended
Aug. 31, 2016
ZZ Joint Venture [Member] | Subsequent Event [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	9.00%